Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI Colombia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 8.8%
Banco de Bogota SA	3,304	$64,960
Bancolombia SA	215,927	1,666,590
Grupo Aval Acciones y Valores SA	84,169	23,705

		1,755,255

Capital Markets — 1.9%
Bolsa de Valores de Colombia	119,673	372,072

Construction & Engineering — 1.0%
Construcciones El Condor SA	378,624	106,948
Constructora Conconcreto SA(a)	934,632	96,427

		203,375

Construction Materials — 7.3%
Cementos Argos SA	130,027	180,559
CEMEX Latam Holdings SA(a)	476,504	429,431
Grupo Argos SA	137,894	461,405
Tecnoglass Inc.	68,402	400,836

		1,472,231

Diversified Financial Services — 5.3%
Corp. Financiera Colombiana SA(a)	29,803	240,998
Grupo de Inversiones Suramericana SA	137,364	819,677

		1,060,675

Electric Utilities — 14.9%
Celsia SA ESP	123,644	155,146
Enel Americas SA	4,256,037	613,689
Interconexion Electrica SA ESP	350,796	2,220,426

		2,989,261

Food Products — 4.6%
Grupo Nutresa SA	143,255	929,127

Gas Utilities — 4.8%
Grupo Energia Bogota SA ESP	1,329,519	949,053
Promigas SA ESP	10,532	22,025

		971,078

Metals & Mining — 1.7%
Mineros SA	323,589	333,850

Oil, Gas & Consumable Fuels — 22.2%
Canacol Energy Ltd.	277,534	863,077

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Ecopetrol SA	4,141,000	$2,402,886
Empresas COPEC SA	77,344	610,056
Parex Resources Inc.(a)	42,635	585,618

		4,461,637

Specialty Retail — 0.6%
Organizacion Terpel SA, NVS	50,000	118,507

Wireless Telecommunication Services — 2.8%
Millicom International Cellular SA, SDR(a)	14,283	567,996

Total Common Stocks — 75.9% (Cost: $13,293,361)		15,235,064

Preferred Stocks

Banks — 22.2%
Banco Davivienda SA, Preference Shares, NVS	114,462	896,858
Bancolombia SA, Preference Shares, NVS	378,414	2,942,873
Grupo Aval Acciones y Valores SA, Preference Shares, NVS	2,175,825	630,976

		4,470,707

Construction Materials — 0.7%
Cementos Argos SA, Preference Shares, NVS	19,804	21,874
Grupo Argos SA/Colombia, Preference Shares, NVS	43,470	112,727

		134,601

Diversified Financial Services — 0.6%
Corp. Financiera Colombiana SA, 0.00%	3,490	23,920
Grupo de Inversiones Suramericana SA, Preference Shares, NVS	20,400	102,390

		126,310

Total Preferred Stocks — 23.5% (Cost: $4,408,373)		4,731,618

Total Investments in Securities — 99.4% (Cost: $17,701,734)		19,966,682

Other Assets, Less Liabilities — 0.6%		115,990

Net Assets — 100.0%		$20,082,672

(a)	Non-income producing security.

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Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Colombia ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$56,085	$—	$(56,069	)(b)	$(22)	$6	$—	—	$38	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	—	—	0	(b)	—	—	—	—	2		—

					$(22)	$6	$—		$40		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$15,235,064	$—	$—	$15,235,064
Preferred Stocks	4,731,618	—	—	4,731,618

	$19,966,682	$—	$—	$19,966,682

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
SDR	Swedish Depositary Receipt

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